Document and Entity Information - USD ($)	9 Months Ended
	May 31, 2016	Jul. 12, 2016	Feb. 28, 2015
Document and Entity Information:
Entity Registrant Name	SAUER ENERGY, INC.
Document Type	S-1
Document Period End Date	May 31, 2016
Trading Symbol	seny
Amendment Flag	true
Entity Central Index Key	0001446152
Current Fiscal Year End Date	--08-31
Entity Common Stock, Shares Outstanding		273,433,644
Entity Public Float			$ 4,292,836
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Amendment Description	Amendment no 2